EMPLOYEE BENEFIT PLANS (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Defined Benefit Plan Disclosure [Line Items]
Pension Cost (Reversal of Cost)	$ 2,002	$ 3,365	$ 2,484
Payment for Pension Benefits	$ 0	0	0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Defined Contribution Plan, Cost	$ 0	0	0
Defined Benefit Plan, Expected Future Employer Contributions, Remainder of Fiscal Year	0
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	93,271	87,494
Service cost	9,065	9,128	7,932
Interest cost	2,585	2,157	2,455
Actuarial gain (loss)	(16,655)	2,588
Defined Benefit Plan, Benefit Obligation, Benefits Paid	8,260	8,096
Benefit obligation at end of year	80,006	93,271	87,494
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	163,382	155,704
Actual return on plan assets	(21,673)	15,774
Defined Benefit Plan, Plan Assets, Benefits Paid	8,260	8,096
Fair value of plan assets at end of year	133,449	163,382	155,704
Defined Benefit Plan, Amounts for Asset (Liability) Recognized in Statement of Financial Position [Abstract]
Assets	53,443	70,111
Liabilities	0	0
Net amount recognized	53,443	70,111
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	41,628	27,264
Net prior service cost	32	(270)
Deferred tax assets	(9,637)	(6,148)
Net amount recognized	32,023	20,846	24,912	$ 27,941
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	11,177	(4,066)	(3,029)
Accumulated benefit obligation	79,236	92,316
Defined Benefit Plan, Net Periodic Benefit Cost (Credit) [Abstract]
Service cost	9,065	9,128	7,932
Interest cost	2,585	2,157	2,455
Expected return on plan assets	(10,982)	(10,118)	(9,824)
Amortization of prior service cost	(302)	(413)	(413)
Defined Benefit Plan, Amortization of Gain (Loss)	1,636	2,611	2,334
Net periodic benefit (income) cost	2,002	3,365	2,484
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	16,001	(3,068)	(2,001)
Other Comprehensive (Income) Loss, Defined Benefit Plan, Prior Service Cost (Credit), before Tax	0	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	302	413	413
Other Comprehensive Income (Loss), Defined Benefit Plan, Gain (Loss), Reclassification Adjustment from AOCI, before Tax	(1,636)	(2,611)	(2,334)
Total recognized in accumulated other comprehensive income	14,667	(5,266)	(3,922)
Total recognized in net periodic benefit cost and accumulated other comprehensive income	$ 16,669	$ (1,901)	$ (1,438)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	5.50%	2.89%	2.55%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Weighted-Average Interest Crediting Rate	5.20%	2.58%	2.14%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	2.89%	2.55%	3.33%
Expected return on plan assets	7.25%	7.25%	7.25%
Rate of compensation increase	3.50%	3.50%	3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Weighted-Average Interest Crediting Rate	2.58%	2.14%	2.82%
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2023	$ 5,810
2024	6,310
2025	7,056
2026	6,994
2027	8,497
Thereafter	46,009
Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	150,183
Fair value of plan assets at end of year	119,310	$ 150,183
Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	146,648
Fair value of plan assets at end of year	114,708	146,648
Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	3,535
Fair value of plan assets at end of year	4,602	3,535
Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1, 2 and 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	13,199
Fair value of plan assets at end of year	14,139	13,199
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	0	0
Defined Benefit Plan, Common Collective Trust | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	0
Fair value of plan assets at end of year	$ 0	$ 0